Performance B.1. Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,074	$ 4,076	[1]	$ 4,043	[1]
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,661	1,739		1,717
Paraguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	679	662		623
Bolivia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	614	555		542
El Salvador
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	405	422		425
Tanzania (excluding Zantel)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	356	348		347
Chad
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	128	140		166
Costa Rica
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	155	153		152
Panama
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17	0		0
Other operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60	57		71
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,861	3,876		3,820
Mobile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,248	2,281		2,343
Cable and other fixed services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,568	1,553		1,437
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46	41		39
Telephone and equipment and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 213	$ 200		$ 223

[1]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.